LVIP Structured Moderate Allocation Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–89.97%
INVESTMENT COMPANIES–89.97%
Equity Funds–33.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	12,367,292	$196,083,408
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	5,505,272	81,373,430
		277,456,838
Fixed Income Fund–30.15%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	24,512,520	247,429,378
		247,429,378
International Equity Funds–26.01%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	4,615,764	48,239,351
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
International Equity Funds (continued)
✧✧Lincoln Variable Insurance Products Trust- (continued)
LVIP Franklin Templeton Multi-Factor International Equity Fund	15,619,547	$165,161,092
		213,400,443
Total Affiliated Investments (Cost $610,188,652)		738,286,659

UNAFFILIATED INVESTMENT–10.06%
INVESTMENT COMPANY–10.06%
Fixed Income Fund–10.06%
Schwab US TIPS ETF	3,102,698	82,562,794
Total Unaffiliated Investment (Cost $81,055,444)		82,562,794

TOTAL INVESTMENTS–100.03% (Cost $691,244,096)	820,849,453
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.03%)	(237,268)
NET ASSETS APPLICABLE TO 64,277,764 SHARES OUTSTANDING–100.00%	$820,612,185

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP Structured Moderate Allocation Fund–1

LVIP Structured Moderate Allocation Fund
Notes
March 31, 2026 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2026, were as follows:
	Value 12/31/25	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/26	Number of Shares 03/31/26	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-89.97%@
Equity Funds-33.81%@
✧✧LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund	$206,307,158	$6,452,128	$6,648,104	$(55,660)	$(9,972,114)	$196,083,408	12,367,292	$—	$—
✧✧LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund	83,960,737	132,875	4,484,612	152,739	1,611,691	81,373,430	5,505,272	—	—
Fixed Income Fund-30.15%@
✧✧LVIP SSGA Bond Index Fund	253,066,115	2,627,088	8,310,131	(865,501)	911,807	247,429,378	24,512,520	—	—
International Equity Funds-26.01%@
✧✧LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund	52,778,905	79,725	6,802,810	317,791	1,865,740	48,239,351	4,615,764	—	—
✧✧LVIP Franklin Templeton Multi-Factor International Equity Fund	171,773,734	265,752	8,623,169	261,688	1,483,087	165,161,092	15,619,547	—	—
Total	$767,886,649	$9,557,568	$34,868,826	$(188,943)	$(4,099,789)	$738,286,659		$—	$—

@ As a percentage of Net Assets as of March 31, 2026.
✧✧ Standard Class shares.
LVIP Structured Moderate Allocation Fund–2